SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

                                   --------

                          Deutsche Mid Cap Value Fund




The following information replaces the existing disclosure contained under the "Portfolio Manager(s)" sub-heading of the "MANAGEMENT" section of the fund's summary prospectus.


RICHARD GLASS, CFA, MANAGING DIRECTOR. Lead Portfolio Manager of the fund. Began managing the fund in 2013.


RICHARD HANLON, CFA, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2015.


               Please Retain This Supplement for Future Reference


July 7, 2015
PROSTKR-497
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